Schedule of Segment Report Information (Detail) - BRL (R$) R$ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Information [Line Items]
Net operating revenue	R$ 11,213,566		R$ 11,998,389		R$ 23,789,654		R$ 25,996,423		R$ 27,353,765
Operating (expenses) income
Depreciation and amortization	(2,921,810)		(2,853,052)		(5,881,302)		(6,310,619)		(6,195,039)
Allowance for doubtful accounts	(773,921)		(345,846)		(784,403)		(729,752)		(726,944)
Other operating income, net	425,738		100,625		(1,043,922)		(1,237,085)		(2,294,320)
Reorganization items, net	16,309,072		(275,425)		(2,371,918)		(9,005,998)
Loss before financial and taxes	16,480,933		336,987		(2,766,590)		(9,059,320)		177,373
FINANCIAL INCOME (EXPENSES)
Income (loss) before taxes	16,032,978	[1]	(1,016,302)	[1]	(4,378,648)	[2]	(13,434,629)	[2]	(6,547,116)	[2]
Income (loss) from continuing operations	(24,632)		261,607		350,987		(2,245,113)		(3,379,928)
Loss from continuing operations	16,008,346		(754,695)		(4,027,661)		(15,679,742)		(9,927,044)
Operating Segments
Segment Information [Line Items]
Net operating revenue	11,111,898		11,857,596		23,556,940		25,163,552		26,441,091
Operating (expenses) income
Depreciation and amortization	(2,892,911)		(2,809,926)		(5,803,487)		(6,128,402)		(5,996,157)
Interconnection	(346,434)		(400,918)		(771,212)		(1,141,786)		(1,757,277)
Personnel	(1,189,661)		(1,247,526)		(2,749,038)		(2,750,323)		(2,618,139)
Third-party services	(2,854,454)		(3,113,206)		(6,149,189)		(6,243,623)		(6,154,900)
Network maintenance services	(542,480)		(611,635)		(1,235,760)		(1,501,701)		(1,860,646)
Handset and other costs	(70,181)		(106,774)		(214,102)		(252,265)		(226,826)
Advertising and publicity	(163,058)		(167,292)		(410,495)		(427,463)		(379,537)
Rentals and Insurance	(2,081,439)		(2,120,918)		(4,152,521)		(4,284,672)		(3,553,881)
Provisions/reversals	(56,295)		23,215		(143,517)		(1,056,436)		(1,836,380)
Allowance for doubtful accounts	(773,841)		(344,623)		(740,575)		(622,527)		(692,935)
Impairment losses							(225,512)		(501,465)
Taxes and other expenses	(181,293)		(248,883)		(277,372)		(399,123)		(961,957)
Other operating income, net	234,615		(100,741)		(1,234,477)		(132,211)
Reorganization items, net	16,309,072		(275,425)		(2,371,919)		(9,005,998)
Loss before financial and taxes	194,466		608,369		(2,696,724)		(9,008,490)		(99,009)
FINANCIAL INCOME (EXPENSES)
Financial income	1,446,824		1,004,849		1,331,699		944,611		4,493,042
Financial expenses	(1,909,023)		(1,575,272)		(2,075,430)		(4,539,997)		(11,420,837)
Income (loss) before taxes	16,041,339		(237,479)		(3,440,455)		(12,603,876)		(7,026,804)
Income (loss) from continuing operations	(54,181)		196,280		(1,498,216)		(87,379)		(3,202,817)
Loss from continuing operations	15,987,158		(41,199)		(4,938,671)		(12,691,255)		(10,229,621)
Operating Segments | Residential
Segment Information [Line Items]
Net operating revenue	4,315,387		4,580,945		9,170,835		9,376,266		9,779,218
Operating Segments | Personal mobility
Segment Information [Line Items]
Net operating revenue	3,608,240		3,818,624		7,644,515		7,848,610		8,430,890
Operating Segments | SMEs/Corporate
Segment Information [Line Items]
Net operating revenue	3,072,025		3,330,575		6,485,898		7,606,598		7,973,893
Operating Segments | Other services and businesses
Segment Information [Line Items]
Net operating revenue	R$ 116,246		R$ 127,452		R$ 255,692		R$ 332,078		R$ 257,090

[1]	At June 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)